Condensed Deutsche Bank AG (Deutsche Bank AG) Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Deutsche Bank AG (Parent Company only) Financial Information [Abstract]
Condensed Statement of Income (Parent Company only) [text block table]	Condensed statement of income in € m. 2023 2022 2021 Interest income, excluding dividends from subsidiaries 38,205 20,682 13,830 Dividends received from subsidiaries: Bank subsidiaries 516 395 356 Nonbank subsidiaries 2,255 1,117 893 Interest expense 26,260 9,909 5,120 Net interest and dividend income 14,715 12,284 9,959 Provision for credit losses 1,158 829 317 Net interest and dividend income after provision for credit losses 13,557 11,455 9,642 Noninterest income: Commissions and fee income 4,513 4,383 4,987 Net gains (losses) on financial assets/liabilities at fair value through profit or loss 4,681 1,824 2,151 Other income (loss)1 (412) 3,541 (105) Total noninterest income 8,782 9,747 7,034 Noninterest expenses: Compensation and benefits 5,896 5,679 5,395 General and administrative expenses 6,540 6,273 7,427 Services provided by (to) affiliates, net 2,540 2,165 2,097 Impairment of goodwill and other intangible assets 0 0 0 Total noninterest expenses 14,975 14,118 14,918 Income (loss) before income taxes 7,363 7,084 1,757 Income tax expense (benefit) 906 (1,189) 213 Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 6,457 8,273 1,544 1 Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income as well as impairments and write-ups on investments in subsidiaries. Condensed statement of comprehensive income in € m. 2023 2022 2021 Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 6,457 8,273 1,544 Other comprehensive income (loss), net of tax (143) (1,006) 130 Total comprehensive income (loss), net of tax 6,314 7,267 1,674
Condensed Balance Sheet (Parent Company only) [text block table]	Condensed balance sheet in € m. Dec 31, 2023 Dec 31, 2022 Assets: Cash and central bank balances: 149,493 148,680 Interbank balances (w/o central banks): Bank subsidiaries 10,787 12,250 Other 4,869 5,218 Central bank funds sold, securities purchased under resale agreements, securities borrowed: Bank subsidiaries 0 0 Nonbank subsidiaries 10,783 11,588 Other 14,758 11,478 Financial assets at fair value through profit or loss: Bank subsidiaries 2,972 3,022 Nonbank subsidiaries 968 1,288 Other 409,623 424,988 Financial assets at fair value through other comprehensive income 54,038 50,283 Investments in associates 291 297 Investment in subsidiaries: Bank subsidiaries 5,569 6,164 Nonbank subsidiaries 24,989 25,970 Loans: Bank subsidiaries 56,042 40,429 Nonbank subsidiaries 33,581 34,802 Other 350,411 364,094 Other assets: Bank subsidiaries 2,679 1,475 Nonbank subsidiaries 11,372 12,437 Other 104,272 116,599 Total assets 1,247,496 1,271,062 Liabilities and equity: Deposits: Bank subsidiaries 30,781 25,880 Nonbank subsidiaries 13,453 14,957 Other 530,991 529,060 Central bank funds purchased, securities sold under repurchase agreements and securities loaned: Bank subsidiaries 563 468 Nonbank subsidiaries 38,260 22,960 Other 3,025 584 Financial liabilities at fair value through profit or loss: Bank subsidiaries 3,613 4,151 Nonbank subsidiaries 1,261 1,217 Other 314,707 350,084 Other short-term borrowings: Bank subsidiaries 127 61 Nonbank subsidiaries 814 698 Other 9,283 4,874 Other liabilities: Bank subsidiaries 1,660 1,398 Nonbank subsidiaries 8,541 6,370 Other 85,416 101,256 Long-term debt 143,919 150,670 Total liabilities 1,186,414 1,214,687 Total shareholders’ equity 52,513 47,797 Additional equity components 8,569 8,578 Total equity 61,082 56,375 Total liabilities and equity 1,247,496 1,271,062
Condensed Statement of Cash Flows (Parent Company only) [text block table]	Condensed statement of cash flows in € m. 2023 2022 2021 Net cash provided by (used in) operating activities 5,231 5,522 (12,829) Cash flows from investing activities: Proceeds from: Sale of financial assets at fair value through other comprehensive income 14,245 13,307 49,020 Maturities of financial assets at fair value through other comprehensive income 13,769 15,847 18,646 Sale of debt securities held to collect at amortized cost 0 0 30 Maturities of debt securities held to collect at amortized cost 6,702 5,585 4,743 Sale of equity method investments 20 117 21 Sale of property and equipment 28 7 93 Purchase of: Financial assets at fair value through other comprehensive income (32,017) (34,484) (42,011) Debt Securities held to collect at amortized cost (3,920) (15,780) (5,922) Investments in associates (60) (97) (8) Property and equipment (327) (237) (464) Net change in investments in subsidiaries (35) 622 1,516 Other, net (1,199) (1,066) (965) Net cash provided by (used in) investing activities (2,794) (16,180) 24,698 Cash flows from financing activities: Issuances of subordinated long-term debt 1,396 2,672 1,099 Repayments and extinguishments of subordinated long-term debt (1,407) (42) (25) Issuances of trust preferred securities 0 0 0 Repayments and extinguishments of trust preferred securities 0 0 0 Principal portion of lease payments (395) (445) (462) Common shares issued 0 0 0 Purchases of treasury shares (857) (695) (346) Sale of treasury shares 395 0 35 Additional Equity Components (AT1) issued 0 2,000 2,500 Additional Equity Components (AT1) repaid 0 (1,750) 0 Purchases of Additional Equity Components (AT1) (356) (759) (1,230) Sale of Additional Equity Components (AT1) 415 785 1,210 Coupon on additional equity components, pre tax (498) (479) (363) Cash dividends paid to Deutsche Bank shareholders (610) (406) 0 Net cash provided by (used in) financing activities (1,918) 879 2,417 Net effect of exchange rate changes on cash and cash equivalents (791) 2,378 755 Net increase (decrease) in cash and cash equivalents (273) (7,400) 15,042 Cash and cash equivalents at beginning of period 137,341 144,741 129,699 Cash and cash equivalents at end of period 137,068 137,341 144,741 Net cash provided by (used in) operating activities include Income taxes paid (received), net 196 464 13 Interest paid 24,360 8,736 5,182 Interest received 38,161 19,415 13,288 Dividends received 2,053 1,391 1,468 Cash and cash equivalents comprise Cash and central bank balances (not included Interest-earning time deposits with central banks) 132,547 131,763 138,800 Interbank balances (w/o central banks) 4,521 5,578 5,941 Total 137,068 137,341 144,741
Parent Company Long-Term Debt (Parent Company only) [text block table]	Parent company’s long-term debt by earliest contractual maturity in € m. Due in2024 Due in2025 Due in2026 Due in2027 Due in2028 Due after2028 TotalDec 31,2023 TotalDec 31,2022 Senior debt: Bonds and notes: Fixed rate 13,806 11,770 11,863 10,804 8,736 13,756 70,735 62,155 Floating rate 319 2,427 2,453 895 616 2,315 9,026 14,579 Other 12,512 775 764 645 941 36,155 51,793 61,509 Subordinated debt Bonds and notes: Fixed rate 35 2,703 1,978 2,378 0 4,655 11,749 9,614 Floating rate 0 0 0 0 0 468 468 2,578 Other 64 0 42 20 0 22 149 235 Total long-term debt 26,736 17,676 17,100 14,742 10,294 57,371 143,919 150,670